Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 31, 2011
S1 Fund (First Prospectus Summary) | S1 Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The S1 Fund (the "Fund") seeks to provide long-term capital appreciation with an emphasis on absolute (positive) returns and low correlation to traditional financial market indices such as the S&P 500® Index.

Expense, Heading	rr_ExpenseHeading	Expenses and Fees
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
I Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. For the fiscal period September 30, 2010 through August 31, 2011, the Fund's portfolio turnover rate was 440.88%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	440.88%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund" means any investment company in which the Fund expects to invest during the current fiscal year. Net Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The Fund calculates the Acquired Fund's expenses using the net expense ratios reported in the Acquired Fund's most recent shareholder reports.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Summary of Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund utilizes a "multi-manager" approach whereby the Fund's assets are allocated to one or more sub-advisers ("Sub-Advisers") in percentages determined at the discretion of the Fund's investment adviser, Simple Alternatives, LLC
(the "Adviser"). The Adviser also manages a portion of the Fund's assets and monitors Sub-Adviser trading with the dual objectives of maximizing each
Sub-Adviser's investment flexibility and assuring that the Fund as a whole complies with investment restrictions. Otherwise, each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund's investment objective and strategies and the particular investment restrictions applicable to that Sub-Adviser.

The strategies utilized by the Fund are hedge fund-type strategies and include absolute return strategies as well as strategies aimed at enhanced risk-adjusted returns. The strategies and investment techniques employed by the Sub-Advisers aim to produce absolute returns over a full market cycle while managing risk exposure. These strategies and techniques may attempt to exploit disparities or inefficiencies in particular markets or geographical regions; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes and relationships or special situations and events (such as spin-offs or reorganizations). Such strategies may have low correlation to traditional markets because they seek asymmetric investment opportunities that may present risks unrelated to traditional markets.

The Sub-Advisers may invest and trade in a wide range of instruments, markets and asset classes in U.S. and non-U.S., developed and emerging markets.
Investments include equities and equity-related instruments, fixed-income and other debt-related instruments, currencies, financial futures, options and swaps, commodity-linked instruments and private placements. Equities and equity-related instruments include common stocks, preferred stocks, convertible securities, depositary receipts, exchange traded funds ("ETFs"), Rule 144A securities, warrants, rights, and equity derivatives such as call and put options, forward currency exchange contracts, swaps and futures. Debt-related instruments include corporate bonds, defaulted debt securities, distressed debt securities, mezzanine investments, bank loans, asset-backed securities, mortgage-backed securities, unrated securities and securities of companies in bankruptcy. Commodity-linked instruments include commodity-linked structured notes, commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets. The
Sub-Advisers may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit
(credit card) agreements and other categories of receivables. Asset-backed securities acquired by the Fund may also include collateralized debt obligations
("CDOs"). CDOs include collateralized bond obligations ("CBOs") and collateralized loan obligations ("CLOs") and other similarly structured securities. The Sub-Advisers may invest in equity and debt securities of companies of all sizes and without limit on the credit quality or maturity of debt securities. These securities can be rated investment grade, rated below investment grade, or high yield securities (also known as "junk bonds"), which are below Baa3 by Moody's, BBB- by S&P or BBB- by Fitch or unrated. The Fund may invest in securities of the lowest rating category, including securities in default. There is no limit to the amount the Fund may invest in junk bonds. The
Sub-Advisers may make margin purchases of securities and, in connection with the purchases, borrow money from banks and other financial institutions for investment purposes. The Sub-Advisers may also sell securities short, which is a form of leverage.

The Adviser has primary responsibility for allocating Fund assets in a manner that attempts to diversify the Fund's portfolio across multiple strategies and investment styles that the Adviser believes are complementary and, when combined, will produce enhanced risk-adjusted returns. The Adviser reviews a range of qualitative and quantitative factors when determining the allocations and reallocations to Sub-Advisers, including, but not limited to, the Sub-Adviser's style, historical performance and the characteristics of each Sub-Adviser's allocated assets (including investment process and statistical analysis). The Adviser will allocate Fund assets among strategies of the Sub-Advisers that it believes offer the potential for attractive long-term investment returns individually and are expected to blend within the Fund's portfolio so that it will have low correlation and low volatility relative to the broader stock and bond markets.
The Adviser may direct a Sub-Adviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund's overall portfolio. The Adviser retains the discretion to invest the
Fund's assets in securities and other instruments directly and may do so in certain circumstances including pending allocation to a Sub-Adviser, to hedge against overall Fund exposure created by the Sub-Advisers, or to increase or reduce the Fund's exposure to a particular issuer, sector, industry or general market risk, including interest rate risk.

Risk, Heading	rr_RiskHeading	Summary of Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The Fund is only a suitable investment for investors who can bear leverage and derivatives securities risks. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

o Multi-Manager Dependence. The success of the Fund's investment strategy depends both on the Adviser's ability to select Sub-Advisers and to allocate assets to those Sub-Advisers and on each Sub-Adviser's ability to execute the relevant strategy and select investments for the Fund. The Sub-Advisers'
investment styles may not always be complementary, which could affect the performance of the Fund.

o Absolute Return Focus. The Fund's returns may deviate from overall market returns to a greater degree than other funds that do not employ an absolute return focus. In addition, if the Fund or a Sub-Adviser takes a defensive posture by hedging its portfolio and stock prices subsequently advance, the
Fund's returns may be lower than expected and lower than if the Fund's portfolio had not been hedged.

o Equity Securities. The Fund is designed for investors who can accept the risks of investing in a portfolio with significant holdings of equity securities.
Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

o Mid-Cap Company Investments. Securities of companies with mid-cap capitalizations tend to be riskier than securities of companies with large-capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

o Small-Cap Company Investments. Securities of companies with small capitalizations tend to be riskier than securities of companies with mid-cap and large capitalizations. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

o Fixed-Income Securities. Fixed income securities in which the Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes.
Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

o Asset-Backed Securities. The risks of investing in asset-backed securities include interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

o Mortgaged-Backed Securities. The risks of investing in mortgaged-backed securities include interest rate risk, prepayment risk and the risk that the
Fund could lose money if there are defaults on the mortgage loans underlying these securities.

o High Yield Debt Obligations. The Fund may invest in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

o Foreign Investments. International investing is subject to special risks, including currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

o Emerging Markets. Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

o Leverage. The Fund may make margin purchases of securities and, in connection with the purchases, borrow money from banks and other financial institutions for investment purposes. The Fund may also engage in selling securities short, which is a form of leverage. Although the use of leverage by the Fund may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the use of leverage as an investment strategy will be successful.

o Derivatives. The Fund's investments in derivative instruments such as options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

o Commodity Sector Risk. Exposure to the commodities markets may subject the
Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the
Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund's share value to fluctuate.

o Convertible Securities. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

o Valuation. Portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using market quotations, and the security may be sold at a discount to the value established by the Fund.

o Redemptions. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

o Portfolio Turnover. The Fund frequently trades its portfolio securities. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.

o Exchange Traded Funds. ETF are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
No performance information is presented because the Fund has not been in operation for a full calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance information is presented because the Fund has not been in operation for a full calendar year.
S1 Fund (First Prospectus Summary) | S1 Fund | I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	2.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on short sales	rr_Component1OtherExpensesOverAssets	0.68%	[1]
Interest expense on borrowings	rr_Component2OtherExpensesOverAssets	0.43%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	2.53%
Total Other Expenses	rr_OtherExpensesOverAssets	3.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.41%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.33%)	[3]
Net Expenses (includes dividend and interest expenses on short sales)	rr_NetExpensesOverAssets	4.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	410
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,685
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,925
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,875

[1]	Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short.
[2]	"Acquired Fund" means any investment company in which the Fund expects to invest during the current fiscal year. Net Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The Fund calculates the Acquired Fund's expenses using the net expense ratios reported in the Acquired Fund's most recent shareholder reports.
[3]	The Fund's investment adviser, Simple Alternatives, LLC (the "Adviser"), has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceeds 2.95% of the average daily net assets attributable to the Fund's I Shares. This contractual limitation is in effect until at least December 31, 2012 and may not be terminated without Board approval. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, litigation, extraordinary items, interest and taxes are excluded from the expense limitation, Total Annual Fund Operating Expenses (after fees forgone and expense reimbursements) are expected to exceed the applicable expense limitation. If at any time during the first three years the Fund's Advisory Agreement with the Adviser is in effect, the Fund's I Shares Total Annual Fund Operating Expenses for that year are less than 2.95%, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period if such reimbursement by the Fund does not cause the Fund to exceed existing expense limitations.